Equity Offerings and Sale of Series A Preferred Units	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity Offerings and Sale of Series A Preferred Units

23) Equity Offerings and Sale of Series A Preferred Units

Equity Offerings

(U.S. Dollars in thousands)	January 2017 Offering	November 2017 Offering		Total 2017 Offering	2016 Offering	2015 Offering
Gross proceeds received	$56,125	$66,936	(1)	$123,061	$—	$121,224	(2)
Less: Underwriters’ discount	925	660		1,585	—	4,300
Less: Offering expenses	300	230		530	—	293

Net proceeds received	$54,900	$66,046		$120,946	$—	$116,631

(1)	Includes the General Partner’s 1.85% proportional capital contribution.
(2)	Includes the General Partner’s 2% proportional capital contribution

On November 9, 2017, the Partnership sold 3,000,000 common units in a public offering. In connection with the offering, the General Partner contributed a total of $1.2 million in order to maintain its 1.85% general partner interest in the Partnership. The total net proceeds from the offering and the related General Partner’s contribution were $66.0 million. The Partnership used the net proceeds from the offering to fund the cash portion of the purchase price of the Brasil Knutsen and to repay $43.5 million of borrowings under the revolving credit facility.

On January 10, 2017, the Partnership sold 2,500,000 common units, representing limited partner interests, in an underwritten public offering. The Partnership’s total net proceeds from the offering were $54.9 million. The Partnership used the net proceeds from the offering to fund the cash portion of the purchase price of the Tordis Knutsen and to repay debt and for general partnership purposes.

On June 2, 2015, the Partnership sold 5,000,000 common units, representing limited partner interests, in an underwritten public offering. In connection with the offering, the General Partner contributed a total of $2.4 million in order to maintain its 2% general partner interest in the Partnership. The Partnership’s total net proceeds from the offering and the related General Partner’s contribution were $116.6 million. The Partnership used the net proceeds from the offering to fund the cash portion of the purchase price of the company that owns and operates the Dan Sabiaand to repay the revolving credit facility, the $12.0 million Seller’s Credit and $7.5 million of the Dan Sabia Facility.

Sale of Series A Preferred units

(U.S. Dollars in thousands)	February 2017 Series A Preferred Units	June 2017 Series A Preferred Units	Total Series A Preferred Units
Gross proceeds received	$50,000	$40,000	$90,000
Less: Fee	1,000	1,000	2,000
Less: Expenses	386	150	536

Net proceeds received	$48,614	$38,850	$87,464

On February 2, 2017, the Partnership issued and sold in a private placement 2,083,333 Series A Preferred Units at a price of $24.00 per unit. After deducting fees and expenses, the net proceeds from the sale were $48.6 million. The Partnership used the net proceeds from the sale to fund the cash portion of the purchase price of the Tordis Knutsen and to repay debt and for general partnership purposes.

On June 30, 2017, the Partnership (i) issued and sold in a second private placement 1,666,667 additional Series A Preferred Units at a price of $24.00 per unit and (ii) amended and restated its Partnership Agreement to make certain amendments to the terms of the Series A Preferred Units, including the 2,083,333 Series A Preferred Units issued on February 2, 2017. After deducting estimated fees and expenses, the net proceeds of the sale were $38.9 million. The Partnership used $30.0 million of the net proceeds to repay the revolving credit facility, which was drawn in connection with acquisition of the Vigdis Knutsen.

The Series A Preferred Units rank senior to the common units as to the payment of distributions and amounts payable upon liquidation, dissolution or winding up. The Series A Preferred Units have a liquidation preference of $24.00 per unit, plus any Series A unpaid cash distributions, plus all accrued but unpaid distributions on such Series A Preferred Unit with respect to the quarter in which the liquidation occurs to the date fixed for the payment of any amount upon liquidation. The Series A Preferred Units are entitled to cumulative distributions from their initial issuance date, with distributions being calculated at an annual rate of 8.0% on the stated liquidation preference and payable quarterly in arrears within 45 days after the end of each quarter, when, as and if declared by the Board.

The Series A Preferred Units will be generally convertible, at the option of the holders of the Series A Preferred Units, into common units commencing on February 2, 2019 at the then applicable conversion rate. The conversion rate will be subject to adjustment under certain circumstances. In addition, the conversion rate will be redetermined on a quarterly basis, such that the conversion rate will be equal to $24.00 (the “Issue Price”) divided by the product of (x) the book value per common unit at the end of the immediately preceding quarter (pro-forma for per unit cash distributions payable with respect to such quarter) multiplied by (y) the quotient of (i) the Issue Price divided by (ii) the book value per common unit on February 2, 2017. In addition, the Partnership may redeem the Series A Preferred Units at any time between February 2, 2019 and February 2, 2027 at the redemption price specified in the Partnership Agreement, provided, however, that upon notice from the Partnership to the holders of Series A Preferred Units of its intent to redeem, such holders may elect, instead, to convert their Series A Preferred Units into common units at the then applicable conversion rate. For the year ended December 31, 2017, the possible conversion of the Series A Preferred Units into common units are included in the calculation of the diluted eranings per unit. See Note 21—Earnings per Unit and Cash Distributions.

Upon a change of control of the Partnership, the holders of Series A Preferred Units will have the right to require cash redemption at 100% of the Issue Price. In addition, the holders of Series A Preferred Units will have the right to cause the Partnership to redeem the Series A Preferred Units on February 2, 2027 in, at the option of the Partnership, (i) cash at a price equal to 70% of the Issue Price or (ii) common units such that each Series A Preferred Unit receives common units worth 80% of the Issue Price (based on the volume-weighted average trading price, as adjusted for splits, combinations and other similar transactions, of the common units as reported on the NYSE for the 30 trading day period ending on the fifth trading day immediately prior to the redemption date) plus any accrued and unpaid distributions. In addition, at any time following February 2, 2019 and subject to certain conditions, the Partnership will have the right to convert the Series A Preferred Units into common units at the then applicable conversion rate if the aggregate market value (calculated as set forth in the partnership agreement) of the common units into which the then outstanding Series A Preferred Units are convertible, based on the then applicable conversion rate, is greater than 130% of the aggregate Issue Price of the then outstanding Series A Preferred Units.

The Series A Preferred Units have voting rights that are identical to the voting rights of the common units, except they do not have any right to nominate, appoint or elect any of the directors of the Board, except whenever distributions payable on the Series A Preferred Units have not been declared and paid for four consecutive quarters (a “Trigger Event”). Upon a Trigger Event, holders of Series A Preferred Units, together with the holders of any other series of preferred units upon which like rights have been conferred and are exercisable, may replace one of the members of the Board appointed by the General Partner with a person nominated by such holders, such nominee to serve until all accrued and unpaid distributions on the preferred units have been paid. The Series A Preferred Units are entitled to vote with the common units as a single class so that the Series A Preferred Units are entitled to one vote for each common unit into which the Series A Preferred Units are convertible at the time of voting.

For additional information about the Series A Preferred Units, please read the Partnership’s Reports on Form 6-K filed with the Securities and Exchange Commission on February 2, 2017, May 17, 2017 and June 30, 2017 and Form 8-A/A filed on June 30, 2017.